Convertible Debentures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Debt

Convertible debentures consist of the following:

	June 30, 2018	December 31, 2017
	(Unaudited)
Convertible debenture - Hillair Capital	$4,182,709	3,784,230
Convertible debenture – HSPL Capital	2,117,501	1,915,770
Less: Original issuance discount	(87,874)	(267,619)
Less: Class B Convertible Preferred Stock discount	(165,081)	(207,125)
Less: Debt issuance cost	(160,365)	(361,110)
Convertible debentures, net	$5,886,890	$4,864,146
Current portion	$5,886,890	$4,864,146

Convertible debentures consist of the following:

	December 31, 2017	December 31, 2016
Convertible debenture - Hillair Capital	$3,784,230	5,700,000
Convertible debenture – HSPL Holdings, LLC	1,915,770	-
Less: Original issuance discount	(267,619)	(627,104)
Less: Class B Convertible Preferred Stock discount	(207,125)	(485,353)
Less: Debt issuance cost	(361,110)	(787,601)
Convertible debentures, net	$4,864,146	$3,799,942
Current portion	$4,864,146	$-
Long term portion	$-	$3,799,942